Note 17 - Leases: Schedule of Disclosure in Tabular Form of Finance Lease Costs (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Disclosure in Tabular Form of Finance Lease Costs
	For the Years Ended December 31,
	2024	2023	2022

Amortization of leased asset	$11,951	$-	$12,296
Interest on lease liabilities	3,010	-	577
Total income before income taxes	$14,961	$-	$12,873